Subsequent Events (Details) - USD ($)		9 Months Ended
	Oct. 25, 2024	Sep. 30, 2024	Sep. 30, 2023	Oct. 24, 2024	May 31, 2024	Dec. 31, 2023	Oct. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Warrant exercise price (in dollars per share)		$ 0.29				$ 1.34		$ 22.8	$ 120.3
Proceeds from exercise of warrants		$ 3,000	$ 0
Placement Agents Warrants
Subsequent Events
Warrants issued		367,800			1,012,658	155,294	155,294
Subsequent event | Series A-3 Warrant
Subsequent Events
Warrants issued				16,877,638
Warrant exercise price (in dollars per share)				$ 0.237
Proceeds from exercise of warrants	$ 4,000,000
Cash fee as percentage of aggregate gross proceeds	7.00%
Legal fees and other expenses, reimbursed	$ 50,000
Non accountable expenses, reimbursed	$ 25,000
Management fee as percentage of gross proceeds	1.00%
Subsequent event | Series B1 Warrant
Subsequent Events
Warrants issued				16,877,638
Warrant exercise price (in dollars per share)				$ 0.27
Warrants expiration term				5 years
Subsequent event | Series B2 Warrant
Subsequent Events
Warrants issued				16,877,638
Warrant exercise price (in dollars per share)				$ 0.27
Warrants expiration term				12 months
Subsequent event | Placement Agents Warrants
Subsequent Events
Warrants issued	1,012,658
Warrant exercise price (in dollars per share)	$ 0.2963